Accounts Receivable - Allowance for Doubtful Receivables (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful receivables, Beginning Balance	€ (2,070)		€ (1,848)
Addition for the year	(3,870)	[1]	(133)	[1]	€ (1,062)
Effect of changes in exchange rates	131		98
Utilization of the provision	468		9
Allowance for doubtful receivables, Ending Balance	€ (5,603)		€ (2,070)		€ (1,848)

[1]	The addition for the year is recorded in cost of sales.